Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
7.	Stock-Based Compensation

2020 Equity Incentive Plan

The Company’s 2020 Equity Incentive Plan (the “2020 Plan”) was established for granting stock incentive awards to directors, officers, employees and consultants to the Company.

Stock Options

During the three months ended March 31, 2021 the Company granted 68,628 options to its scientific advisory board members with a strike price of $6.82 per share, vesting immediately, with an aggregate grant date fair value of $259,674. No options were granted during the three months ended March 31, 2020.

Stock-Based Compensation Expense

The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Three Months Ended March 31,
	2021	2020
Research and development	$368,495	$65,020
Selling, general and administrative	222,629	74,738

Total stock-based compensation expense	$591,124	$139,758

6. Stock-Based Compensation

2020 Equity Incentive Plan

On July 21, 2020, the Company’s board of directors and its stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The 2020 Plan became effective immediately prior to the closing of the Company’s December 2020 IPO. The 2020 Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock or restricted stock units to any of its employees, directors, consultants and other service providers or those of its affiliates. The board of directors has initially designated the compensation committee to administer the 2020 Plan. The compensation committee has broad authority to administer the plan and to determine the vesting conditions for awards. Neither the compensation committee nor the board of directors are authorized to reprice outstanding options or stock appreciation rights without shareholder consent. In addition, any amendments to increase the total number of shares reserved for issuance under the 2020 Plan or modification of the classes of participants eligible to awards requires ratification by the stockholders. Subject to certain adjustments, the maximum number of shares of common stock that may be issued under the 2020 Plan in connection with awards is limited to 8,650,000 shares.

Following the effectiveness of the 2020 Plan, the Company ceased making grants under the 2011 Equity Incentive Plan (the “2011 Plan”). However, the 2011 Plan continues to govern the terms and conditions of the outstanding awards granted under the 2011 Plan. Shares of common stock subject to awards granted under the 2011 Plan that cease to be subject to such awards by forfeiture or otherwise after the effective date of the 2020 Plan will become available for issuance under the 2020 Plan.

2011 Equity Incentive

Prior to the closing of its IPO, the Company maintained the 2011 Plan, pursuant to which the Company made grants of non-qualified stock options to eligible employees and other service providers.

Stock Options

During the years ended December 31, 2020 and 2019, the Company granted options with an aggregate fair value of $1,466,644 and $1,650,487, respectively, which are being amortized to expense over the vesting period of the options as the services are being provided.

The following is a summary of option activity under the 2011 Plan and the 2020 Plan:

	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (In Years)
Outstanding at December 31, 2018	2,822,796	$1.01	8.19
Granted	546,348	5.57	5.65
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2019	3,369,144	1.75	7.78
Granted	227,300	10.00	6.98
Exercised	—	—	—
Forfeited	—	—	—
Cancelled	—	—	—

Outstanding at December 31, 2020	3,596,444	2.27	7.73

Exercisable at December 31, 2020	3,274,444	1.68	7.84

Vested or expected to vest at December 31, 2020	3,596,444	2.27	7.73

As of December 31, 2020, the intrinsic value of options outstanding at December 31, 2020 was $17.6 million and the intrinsic value of options exercisable at December 31, 2020 was $17.4 million. Intrinsic value is calculated based on the aggregate difference between the closing price of the Company’s common stock on the last trading day of 2020 and the exercise price of each in the money stock option award.

There were no options to purchase stock that vest upon the achievement of performance conditions at December 31, 2020.

The weighted-average fair values of options granted in the years ended December 31, 2020 and 2019 were $6.45 and $3.02, per share, respectively, and were calculated using the following estimated assumptions:

	Year ended December 31,
	2020	2019
Weighted-average risk-free interest rate	0.32%	1.79%
Expected dividend yield	0.00%	0.00%
Expected volatility	87.63%	71.84%
Expected terms	4.44 years	4.14 years

The total fair values of stock options that vested during the years ended December 31, 2020 and 2019 were $573,695 and $1,436,608, respectively.

As of December 31, 2020, there was $1,709,426 of total unrecognized compensation cost related to non-vested stock options granted under the 2011 Plan and the 2020 Plan. The Company expects to recognize that cost over a remaining weighted-average period of 1.72 years as of December 31, 2020.

Restricted Stock Units

During the years ended December 31, 2020 and 2019, there were no restricted stock units issued or outstanding.

Stock-Based Compensation Expense

The following table summarizes the stock-based compensation expense for stock options granted to employees and non-employees:

	Year ended December 31,
	2020	2019
Research and development	$261,492	$268,751
Selling, general and administrative	312,203	1,167,857

Total stock-based compensation expense	$573,695	$1,436,608